Property and Equipment, Net - Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, gross	$ 523,009	$ 523,009	$ 453,083
Less: accumulated depreciation	(240,105)	(178,090)	(58,463)
Property and Equipment, net	282,904	344,919	394,620
Computer Equipment [Member]
Property and Equipment, gross	88,615	88,615	63,588
Furniture and Office Equipment [Member]
Property and Equipment, gross	136,955	136,955	136,955
Leasehold Improvements [Member]
Property and Equipment, gross	37,899	37,899
Tooling and Molds [Member]
Property and Equipment, gross	249,690	249,690	242,690
Website Design [Member]
Property and Equipment, gross	$ 9,850	$ 9,850	$ 9,850